Consolidated Quarterly Holdings Report
for
Fidelity® SAI Managed Futures Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SFF-NPRT1-0626
1.9918619.100
Common Stocks - 1.1%
	Shares	Value ($)
UNITED STATES - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp (Cost $2,517,345)	13,500	2,694,194

Domestic Equity Funds - 3.9%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $7,731,443)	12,000	8,664,840

U.S. Treasury Obligations - 49.8%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/23/2026	3.63	19,300,000	19,196,751
US Treasury Bills 0% 7/16/2026 (c)(d)(e)	3.64 to 3.65	93,500,000	92,792,065
TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,985,591)			111,988,816

Money Market Funds - 45.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $101,582,794)	3.69	101,560,794	101,581,107

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $223,817,173)	224,928,957
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,908)
NET ASSETS - 100.0%	224,881,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Hard Red Winter Wheat Contracts (United States)	32	9/2026	1,129,200	86,228
CBOT KC Hard Red Winter Wheat Contracts (United States)	4	7/2026	138,700	16,117
CBOT Soybean Contracts (United States)	60	11/2026	3,519,000	60,904
CBOT Soybean Meal Contracts (United States)	8	12/2026	249,200	(168)
CBOT Soybean Oil Contracts (United States)	54	12/2026	2,249,856	202,510
CBOT Wheat Contracts (United States)	4	7/2026	127,350	8,592
CBOT Wheat Contracts (United States)	18	9/2026	586,575	35,733
CEC Copper Contracts (United States)	26	9/2026	3,925,025	72,494
CEC Gold Bullion Contracts (United States)	2	6/2026	925,920	(106,585)
CEC Silver Bullion Contracts (United States)	1	7/2026	370,140	11,757
CME Lean Hogs Contracts (United States)	74	8/2026	3,121,320	(110,242)
CME Lean Hogs Contracts (United States)	441	10/2026	15,968,610	(170,699)
CME Live Cattle Contracts (United States)	34	10/2026	3,311,260	63,047
ICE Brent Crude Oil Contracts (United Kingdom)	25	5/2026	2,760,000	596,446
ICE Brent Crude Oil Contracts (United Kingdom)	44	9/2026	3,976,280	393,333
ICE Cotton No 2 Contracts (United States)	21	12/2026	870,135	4,207
ICE Gas Oil Contracts (United Kingdom)	29	7/2026	3,325,575	380,831
ICE Gas Oil Contracts (United Kingdom)	33	9/2026	3,383,325	775,210
LME Aluminum Contracts (United Kingdom)	77	7/2026	6,714,535	(8,362)
LME Aluminum Contracts (United Kingdom)	109	5/2026	9,630,750	1,081,579
LME Lead Contracts (United Kingdom)	62	7/2026	3,027,553	28,452
LME Lead Contracts (United Kingdom)	94	5/2026	4,587,717	(54,764)
LME Nickel Contracts (United Kingdom)	44	7/2026	5,135,666	583,152
LME Nickel Contracts (United Kingdom)	46	5/2026	5,332,055	513,300
LME Zinc Contracts (United Kingdom)	82	7/2026	6,908,603	105,433
LME Zinc Contracts (United Kingdom)	90	5/2026	7,575,930	23,937
NYMEX Gasoline RBOB Contracts (United States)	2	6/2026	289,573	52,890
NYMEX Gasoline RBOB Contracts (United States)	33	8/2026	4,300,065	909,961
NYMEX Heating Oil Contracts (United States)	9	6/2026	1,469,740	175,367
NYMEX Heating Oil Contracts (United States)	22	8/2026	3,317,252	763,406
NYMEX Palladium Bullion Contracts (United States)	6	6/2026	919,980	(72,145)
NYMEX Platinum Bullion Contracts (United States)	7	7/2026	698,110	(63,611)
NYMEX WTI Crude Contracts (United States)	43	8/2026	3,817,540	657,850
NYMEX WTI Crude Contracts (United States)	19	6/2026	1,883,660	239,348

TOTAL COMMODITY CONTRACTS				7,255,508

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	7	6/2026	982,730	12,050
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	6/2026	365,120	(3,672)
Eurex Euro STOXX 50 Contracts (Germany)	70	6/2026	4,797,881	62,168
Eurex Euro STOXX 50 Contracts (Germany)	38	6/2026	6,363,729	118,982
Euronext CAC 40 Index Contracts (France)	82	5/2026	7,752,557	(123,858)
HKEX Hang Seng Index Contracts (Hong Kong)	19	5/2026	3,107,922	(12,776)
HKEX Hang Seng Index Contracts (Hong Kong)	36	5/2026	1,988,790	3,155
ICE FTSE 100 Index Contracts (United Kingdom)	34	6/2026	4,801,665	(23,710)
ICE MSCI EAFE Index Contracts (United States)	34	6/2026	5,178,370	141,802
ICE MSCI Emerging Markets Index Contracts (United States)	56	6/2026	4,575,760	314,957
IDEM FTSE MIB Index Contracts (Italy)	25	6/2026	6,993,927	389,731
JSE FTSE TOP 40 Index Contracts (South Africa)	13	6/2026	843,956	(22,181)
KRX KOSPI 200 Index Contracts (South Korea)	1	6/2026	169,382	11,586
MEFF IBEX 35 Index Contracts (Spain)	27	5/2026	5,635,745	(98,574)
OMXS30 Index Contracts (Sweden)	166	5/2026	5,497,674	(95,431)
OSE Nikkei 225 Index Contracts (Japan)	6	6/2026	2,281,499	141,812
OSE TOPIX Contracts (Japan)	15	6/2026	3,587,238	65,347
SGX FTSE China A50 Index Contracts (Singapore)	225	5/2026	3,499,425	(12,344)
SGX MSCI Singapore Index Contracts (Singapore)	200	5/2026	6,933,532	16,980
TFEX SET50 Index Contracts (Thailand)	808	6/2026	4,834,967	94,787
TMX S&P/TSX 60 Index Contracts (Canada)	14	6/2026	4,090,080	91,755

TOTAL EQUITY CONTRACTS				1,072,566

Interest Rate Contracts
Eurex Euro-OAT Contracts (Germany)	30	6/2026	4,199,437	(63,559)
Eurex Euro-Schatz Contracts (Germany)	238	6/2026	29,539,010	2,575
KRX 3Y Korea Treasury Bond Contracts (South Korea)	88	6/2026	6,181,986	(47,635)
OSE 10Y Japan Treasury Bond Contracts (Japan)	35	6/2026	28,897,831	(436,352)

TOTAL INTEREST RATE CONTRACTS				(544,971)

TOTAL LONG				7,783,103

SHORT

Commodity Contracts
CBOT Corn Contracts (United States)	(101)	7/2026	(2,397,488)	(93,319)
CBOT Corn Contracts (United States)	(3)	9/2026	(71,963)	(301)
CBOT Soybean Contracts (United States)	(14)	7/2026	(836,850)	(8,993)
CBOT Soybean Meal Contracts (United States)	(12)	7/2026	(382,680)	45
CBOT Soybean Oil Contracts (United States)	(14)	7/2026	(626,136)	(53,787)
CEC Copper Contracts (United States)	(3)	7/2026	(448,538)	(17,408)
CME Lean Hogs Contracts (United States)	(476)	6/2026	(19,473,160)	1,195,593
CME Live Cattle Contracts (United States)	(4)	6/2026	(406,400)	(39,716)
ICE Cocoa Contracts (United States)	(19)	9/2026	(691,790)	(37,032)
ICE Cocoa Contracts (United States)	(42)	7/2026	(1,498,980)	(131,293)
ICE Coffee C Contracts (United States)	(2)	7/2026	(214,163)	(794)
ICE Coffee Contracts (United States)	(3)	9/2026	(309,769)	11,185
ICE Cotton No 2 Contracts (United States)	(17)	7/2026	(698,700)	(56,897)
ICE Sugar No 11 Contracts (United States)	(63)	6/2026	(1,030,882)	(20,200)
ICE Sugar No 11 Contracts (United States)	(64)	9/2026	(1,078,784)	(8,963)
LME Aluminum Contracts (United Kingdom)	(9)	7/2026	(784,816)	26,341
LME Aluminum Contracts (United Kingdom)	(109)	5/2026	(9,630,750)	(127,949)
LME Lead Contracts (United Kingdom)	(9)	7/2026	(439,484)	(795)
LME Lead Contracts (United Kingdom)	(94)	5/2026	(4,587,717)	(101,902)
LME Nickel Contracts (United Kingdom)	(4)	7/2026	(466,879)	(16,766)
LME Nickel Contracts (United Kingdom)	(46)	5/2026	(5,332,055)	(595,250)
LME Zinc Contracts (United Kingdom)	(4)	7/2026	(337,005)	5,032
LME Zinc Contracts (United Kingdom)	(90)	5/2026	(7,575,930)	(128,313)
NYMEX Natural Gas Contracts (United States)	(4)	6/2026	(121,760)	(3,403)
NYMEX Natural Gas Contracts (United States)	(24)	8/2026	(744,720)	104,063

TOTAL COMMODITY CONTRACTS				(100,822)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(1)	6/2026	(156,013)	(192)
CME E-Mini S&P 500 Index Contracts (United States)	(2)	6/2026	(724,375)	(46,979)
Eurex DAX Index Contracts (Germany)	(2)	6/2026	(1,431,090)	(106,207)
NSE IFSC Nifty 50 Contract (India)	(83)	5/2026	(4,007,738)	21,154
SGX FTSE Taiwan Index Contracts (Singapore)	(3)	5/2026	(395,010)	(9,707)

TOTAL EQUITY CONTRACTS				(141,931)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	(211)	6/2026	(16,263,883)	123,063
ASX 3Y Australia Treasury Bond Contracts (Australia)	(554)	6/2026	(41,230,300)	163,312
CBOT 10Y US Treasury Notes Contracts (United States)	(100)	6/2026	(11,056,250)	51,009
CBOT 2Y US Treasury Notes Contracts (United States)	(355)	6/2026	(73,529,375)	558,799
CBOT 5Y US Treasury Notes Contracts (United States)	(274)	6/2026	(29,547,047)	299,715
CBOT US Treasury Long Bond Contracts (United States)	(48)	6/2026	(5,413,500)	37,832
CBOT US Treasury Ultra Bond Contracts (United States)	(74)	6/2026	(8,505,375)	211,931
CME 3M US SOFR Index Contracts (United States)	(567)	9/2026	(136,569,038)	123,661
CME 3M US SOFR Index Contracts (United States)	(307)	12/2026	(73,948,625)	134,661
CME 3M US SOFR Index Contracts (United States)	(186)	6/2027	(44,760,900)	133,330
CME 3M US SOFR Index Contracts (United States)	(234)	3/2027	(56,341,350)	139,063
Eurex Euro-BTP Contracts (Germany)	(33)	6/2026	(4,529,913)	(33,872)
Eurex Euro-Bobl Contracts (Germany)	(167)	6/2026	(22,628,148)	147,080
Eurex Euro-Bund Contracts (Germany)	(83)	6/2026	(12,211,687)	56,401
Eurex Euro-Buxl Contracts (Germany)	(72)	6/2026	(9,209,115)	92,894
ICE 3M EURIBOR Index Contracts (United States)	(243)	9/2026	(69,370,593)	275,958
ICE 3M EURIBOR Index Contracts (United States)	(201)	12/2026	(57,309,843)	233,160
ICE 3M EURIBOR Index Contracts (United States)	(426)	6/2026	(122,000,126)	266,184
ICE 3M EURIBOR Index Contracts (United States)	(180)	3/2027	(51,303,763)	155,672
ICE 3M SONIA Index Contracts (United Kingdom)	(118)	6/2027	(38,361,822)	57,835
ICE 3M SONIA Index Contracts (United States)	(218)	9/2026	(71,198,148)	75,718
ICE 3M SONIA Index Contracts (United States)	(134)	12/2026	(43,627,244)	157,687
ICE 3M SONIA Index Contracts (United States)	(123)	3/2027	(39,997,783)	102,873
ICE Long GILT Futures (United Kingdom)	(54)	6/2026	(6,362,677)	162,474
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(106)	6/2026	(7,803,955)	121,087
TME 3M CORRA Contracts (Canada)	(113)	9/2026	(20,299,196)	11,312
TME 3M CORRA Contracts (Canada)	(253)	12/2026	(45,332,232)	72,481
TME 3M CORRA Contracts (Canada)	(237)	6/2027	(42,314,886)	71,999
TME 3M CORRA Contracts (Canada)	(230)	3/2027	(41,128,575)	55,993
TMX 10Y Canadian Bond Contracts (Canada)	(55)	6/2026	(4,823,610)	7,745

TOTAL INTEREST RATE CONTRACTS				4,067,057

TOTAL SHORT				3,824,304

TOTAL FUTURES CONTRACTS				11,607,407
The notional amount of long futures as a percentage of Net Assets is 119.6%.
The notional amount of short futures as a percentage of Net Assets is 566.6%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	5,341,000	USD	3,713,664	Bank of America NA	6/2026	128,345
AUD	3,054,000	USD	2,157,536	Bank of America NA	6/2026	39,336
AUD	5,674,000	USD	4,004,539	JPMorgan Chase Bank NA	6/2026	77,011
AUD	5,708,000	USD	4,029,408	JPMorgan Chase Bank NA	6/2026	76,600
AUD	2,949,000	USD	2,110,971	State Street Bank & Trust Co	6/2026	10,370
AUD	8,807,000	USD	6,057,763	State Street Bank & Trust Co	6/2026	277,487
AUD	3,707,000	USD	2,645,297	State Street Bank & Trust Co	6/2026	21,306
BRL	46,527,000	USD	8,811,097	Bank of America NA	7/2026	446,422
BRL	5,421,000	USD	1,066,223	Bank of America NA	7/2026	12,398
CAD	1,717,000	USD	1,267,353	Brown Brothers Harriman & Co.	6/2026	(909)
CAD	13,150,000	USD	9,542,123	Citibank NA	6/2026	157,199
CAD	7,166,000	USD	5,164,891	JPMorgan Chase Bank NA	6/2026	120,686
CAD	8,626,000	USD	6,316,846	JPMorgan Chase Bank NA	6/2026	45,614
CAD	2,160,000	USD	1,573,377	JPMorgan Chase Bank NA	6/2026	19,819
CAD	34,014,000	USD	25,132,165	JPMorgan Chase Bank NA	6/2026	(43,744)
CAD	6,194,000	USD	4,524,216	JPMorgan Chase Bank NA	6/2026	44,422
CAD	1,649,000	USD	1,209,403	JPMorgan Chase Bank NA	6/2026	6,884
CAD	2,131,000	USD	1,554,315	State Street Bank & Trust Co	6/2026	17,491
CAD	2,937,000	USD	2,150,975	State Street Bank & Trust Co	6/2026	15,329
CAD	1,829,000	USD	1,321,690	State Street Bank & Trust Co	6/2026	27,364
CHF	3,438,000	USD	4,372,609	Bank of America NA	6/2026	49,101
CHF	1,003,000	USD	1,289,062	Bank of America NA	6/2026	925
CHF	1,476,000	USD	1,895,153	Citibank NA	6/2026	3,173
CHF	1,208,000	USD	1,538,609	Citibank NA	6/2026	15,035
CHF	1,597,000	USD	2,044,359	JPMorgan Chase Bank NA	6/2026	9,588
CHF	2,067,000	USD	2,627,887	JPMorgan Chase Bank NA	6/2026	30,541
CHF	813,000	USD	1,049,235	JPMorgan Chase Bank NA	6/2026	(3,613)
CHF	1,750,000	USD	2,231,397	State Street Bank & Trust Co	6/2026	19,328
CHF	2,654,000	USD	3,428,365	State Street Bank & Trust Co	6/2026	(14,980)
CHF	1,052,000	USD	1,348,803	State Street Bank & Trust Co	6/2026	4,205
CLP	5,964,172,000	USD	6,686,142	Bank of America NA	6/2026	(57,555)
CNH	34,044,000	USD	4,983,867	BNP Paribas SA	6/2026	15,701
CNH	9,379,000	USD	1,381,232	Bank of America NA	6/2026	(3,869)
CNH	10,638,000	USD	1,565,407	Bank of America NA	6/2026	(3,152)
CNH	12,567,000	USD	1,854,065	State Street Bank & Trust Co	6/2026	(8,525)
CNH	7,692,000	USD	1,130,968	State Street Bank & Trust Co	6/2026	(1,351)
COP	3,617,345,000	USD	1,005,377	Bank of America NA	6/2026	(21,307)
COP	36,785,653,000	USD	9,804,279	Bank of America NA	6/2026	202,964
CZK	21,931,000	USD	1,062,029	Bank of America NA	6/2026	(5,879)
CZK	76,842,000	USD	3,656,080	HSBC Bank USA NA	6/2026	44,467
EUR	999,000	USD	1,180,932	Bank of America NA	6/2026	(6,006)
EUR	5,909,000	USD	6,872,718	JPMorgan Chase Bank NA	6/2026	76,872
EUR	929,000	USD	1,094,059	State Street Bank & Trust Co	6/2026	(1,460)
EUR	1,002,000	USD	1,182,547	State Street Bank & Trust Co	6/2026	(4,093)
GBP	801,000	USD	1,080,925	BNP Paribas SA	6/2026	8,943
GBP	21,842,000	USD	29,301,698	Bank of America NA	6/2026	417,253
GBP	1,916,000	USD	2,600,519	Bank of America NA	6/2026	6,455
GBP	921,000	USD	1,250,695	Brown Brothers Harriman & Co.	6/2026	2,448
GBP	1,890,000	USD	2,536,149	Brown Brothers Harriman & Co.	6/2026	35,447
GBP	1,347,000	USD	1,783,546	JPMorgan Chase Bank NA	6/2026	49,227
GBP	1,326,000	USD	1,793,321	JPMorgan Chase Bank NA	6/2026	10,879
HUF	2,197,484,000	USD	6,544,761	HSBC Bank USA NA	6/2026	518,269
HUF	312,563,000	USD	1,012,186	State Street Bank & Trust Co	6/2026	(7,563)
IDR	32,406,956,000	USD	1,914,286	Bank of America NA	6/2026	(46,188)
IDR	17,159,939,000	USD	999,123	Bank of America NA	6/2026	(9,938)
ILS	2,340,000	USD	755,474	HSBC Bank USA NA	6/2026	38,549
ILS	3,402,000	USD	1,135,028	JPMorgan Chase Bank NA	6/2026	19,359
INR	99,641,000	USD	1,059,785	Bank of America NA	6/2026	(14,144)
INR	1,224,588,000	USD	13,157,709	Bank of America NA	6/2026	(306,782)
INR	99,388,000	USD	1,049,748	JPMorgan Chase Bank NA	6/2026	(6,762)
INR	99,417,000	USD	1,054,285	JPMorgan Chase Bank NA	6/2026	(10,995)
JPY	215,356,000	USD	1,362,805	JPMorgan Chase Bank NA	6/2026	18,063
KRW	1,716,396,000	USD	1,170,802	Bank of America NA	6/2026	(4,659)
MXN	18,615,000	USD	1,067,409	Bank of America NA	6/2026	(5,823)
MXN	168,416,000	USD	9,489,306	HSBC Bank USA NA	6/2026	115,210
NOK	20,330,000	USD	2,086,590	Bank of America NA	6/2026	106,619
NOK	12,157,000	USD	1,301,435	JPMorgan Chase Bank NA	6/2026	10,067
NOK	66,319,000	USD	6,847,113	JPMorgan Chase Bank NA	6/2026	307,409
NZD	1,872,000	USD	1,109,801	Bank of America NA	6/2026	(2,238)
NZD	7,894,000	USD	4,508,482	Bank of America NA	6/2026	161,982
NZD	32,173,000	USD	19,137,305	Bank of America NA	6/2026	(102,235)
NZD	6,882,000	USD	4,015,090	Brown Brothers Harriman & Co.	6/2026	56,627
NZD	9,839,000	USD	5,765,137	JPMorgan Chase Bank NA	6/2026	56,081
NZD	3,206,000	USD	1,901,658	State Street Bank & Trust Co	6/2026	(4,837)
NZD	8,683,000	USD	5,107,219	State Street Bank & Trust Co	6/2026	30,055
PEN	3,807,000	USD	1,107,330	Bank of America NA	6/2026	(25,174)
PEN	52,445,000	USD	15,299,008	Bank of America NA	6/2026	(391,292)
PHP	67,095,000	USD	1,117,505	Bank of America NA	6/2026	(25,133)
PHP	308,418,000	USD	5,193,971	Bank of America NA	6/2026	(172,625)
PLN	17,029,000	USD	4,640,273	Bank of America NA	6/2026	57,246
RON	4,645,000	USD	1,074,438	Bank of America NA	6/2026	(28,446)
RON	17,421,000	USD	3,938,595	Bank of America NA	6/2026	(15,619)
SEK	16,242,000	USD	1,767,693	BNP Paribas SA	6/2026	(4,327)
SEK	36,329,000	USD	3,928,499	BNP Paribas SA	6/2026	15,679
SEK	72,426,000	USD	7,788,766	Bank of America NA	6/2026	74,401
SEK	11,026,000	USD	1,203,043	Bank of America NA	6/2026	(5,969)
SEK	13,884,000	USD	1,493,305	Bank of America NA	6/2026	14,057
SEK	33,004,000	USD	3,487,794	Bank of America NA	6/2026	95,394
SEK	9,742,000	USD	1,052,051	Bank of America NA	6/2026	5,622
SEK	10,340,000	USD	1,109,504	Bank of America NA	6/2026	13,092
SEK	19,030,000	USD	2,054,195	Bank of America NA	6/2026	11,860
SEK	36,838,000	USD	4,020,675	HSBC Bank USA NA	6/2026	(21,236)
SGD	1,333,000	USD	1,052,318	Bank of America NA	6/2026	(1,659)
SGD	5,147,000	USD	4,046,956	Bank of America NA	6/2026	9,865
SGD	1,351,000	USD	1,066,430	Bank of America NA	6/2026	(1,583)
THB	118,509,000	USD	3,742,933	JPMorgan Chase Bank NA	6/2026	(88,361)
TWD	39,615,000	USD	1,254,632	Bank of America NA	6/2026	3,188
TWD	173,247,000	USD	5,408,898	Bank of America NA	6/2026	91,885
TWD	340,716,000	USD	10,699,199	Bank of America NA	6/2026	118,909
TWD	60,826,000	USD	1,896,723	JPMorgan Chase Bank NA	6/2026	34,570
TWD	70,996,000	USD	2,241,412	Royal Bank of Canada	6/2026	12,789
USD	15,419,926	AUD	21,532,000	Bank of America NA	6/2026	(68,958)
USD	2,946,717	AUD	4,290,000	Bank of America NA	6/2026	(139,263)
USD	4,237,906	AUD	5,975,000	Bank of America NA	6/2026	(60,166)
USD	6,714,298	AUD	9,527,000	JPMorgan Chase Bank NA	6/2026	(138,879)
USD	1,188,500	AUD	1,662,000	JPMorgan Chase Bank NA	6/2026	(7,047)
USD	3,020,283	AUD	4,337,000	JPMorgan Chase Bank NA	6/2026	(99,506)
USD	1,042,999	AUD	1,502,000	JPMorgan Chase Bank NA	6/2026	(37,454)
USD	2,168,259	AUD	3,132,000	State Street Bank & Trust Co	6/2026	(84,722)
USD	1,052,799	BRL	5,633,000	Bank of America NA	7/2026	(68,004)
USD	1,132,521	BRL	6,136,000	Bank of America NA	7/2026	(88,364)
USD	7,672,235	CAD	10,455,000	Brown Brothers Harriman & Co.	6/2026	(39,279)
USD	5,046,967	CAD	7,004,000	JPMorgan Chase Bank NA	6/2026	(119,120)
USD	3,481,933	CAD	4,837,000	JPMorgan Chase Bank NA	6/2026	(85,795)
USD	2,425,526	CAD	3,314,000	JPMorgan Chase Bank NA	6/2026	(18,851)
USD	1,018,572	CAD	1,399,000	JPMorgan Chase Bank NA	6/2026	(13,318)
USD	2,588,079	CAD	3,532,000	JPMorgan Chase Bank NA	6/2026	(17,093)
USD	5,692,375	CAD	7,762,000	JPMorgan Chase Bank NA	6/2026	(32,806)
USD	2,052,376	CAD	2,792,000	JPMorgan Chase Bank NA	6/2026	(6,978)
USD	3,844,445	CAD	5,312,000	Royal Bank of Canada	6/2026	(73,639)
USD	2,472,950	CHF	1,907,000	Bank of America NA	6/2026	20,302
USD	1,237,951	CHF	982,000	Brown Brothers Harriman & Co.	6/2026	(25,027)
USD	3,488,984	CHF	2,719,000	Brown Brothers Harriman & Co.	6/2026	(8,000)
USD	2,411,219	CHF	1,879,000	Brown Brothers Harriman & Co.	6/2026	(5,417)
USD	1,018,097	CHF	805,000	HSBC Bank USA NA	6/2026	(17,237)
USD	4,510,549	CHF	3,530,000	JPMorgan Chase Bank NA	6/2026	(29,485)
USD	1,068,761	CLP	986,616,000	BNP Paribas SA	6/2026	(27,765)
USD	1,164,369	CLP	1,062,836,000	Bank of America NA	6/2026	(16,868)
USD	1,151,998	CLP	1,063,179,000	Bank of America NA	6/2026	(29,620)
USD	1,406,348	CNH	9,615,000	BNP Paribas SA	6/2026	(5,673)
USD	1,314,682	CNH	9,004,000	Bank of America NA	6/2026	(7,610)
USD	1,574,839	CNH	10,783,000	Bank of America NA	6/2026	(8,710)
USD	1,258,264	CNH	8,632,000	Bank of America NA	6/2026	(9,397)
USD	1,414,059	CNH	9,734,000	Bank of America NA	6/2026	(15,438)
USD	1,211,581	CNH	8,309,000	Bank of America NA	6/2026	(8,646)
USD	1,062,413	CNH	7,273,000	Bank of America NA	6/2026	(5,671)
USD	1,316,434	CNH	9,010,000	State Street Bank & Trust Co	6/2026	(6,739)
USD	1,091,853	COP	4,118,468,000	Bank of America NA	6/2026	(28,544)
USD	1,032,189	CZK	21,913,000	Bank of America NA	6/2026	(23,095)
USD	1,078,862	CZK	22,953,000	Bank of America NA	6/2026	(26,506)
USD	1,071,395	CZK	22,589,000	HSBC Bank USA NA	6/2026	(16,443)
USD	1,305,533	EUR	1,121,000	Brown Brothers Harriman & Co.	6/2026	(12,878)
USD	1,322,083	EUR	1,140,000	HSBC Bank USA NA	6/2026	(18,675)
USD	1,060,064	EUR	915,000	JPMorgan Chase Bank NA	6/2026	(16,070)
USD	1,106,436	EUR	949,000	JPMorgan Chase Bank NA	6/2026	(9,685)
USD	1,349,032	EUR	1,165,000	JPMorgan Chase Bank NA	6/2026	(21,127)
USD	1,042,206	EUR	905,000	State Street Bank & Trust Co	6/2026	(22,167)
USD	1,787,343	GBP	1,343,000	BNP Paribas SA	6/2026	(39,988)
USD	3,164,443	GBP	2,383,000	Bank of America NA	6/2026	(77,946)
USD	1,174,051	GBP	873,000	Brown Brothers Harriman & Co.	6/2026	(13,782)
USD	3,160,661	GBP	2,375,000	Citibank NA	6/2026	(70,843)
USD	2,440,277	GBP	1,823,000	Citibank NA	6/2026	(40,157)
USD	2,267,552	GBP	1,716,000	JPMorgan Chase Bank NA	6/2026	(67,294)
USD	1,170,294	GBP	880,000	JPMorgan Chase Bank NA	6/2026	(27,063)
USD	5,409,291	GBP	4,047,000	JPMorgan Chase Bank NA	6/2026	(97,192)
USD	5,186,120	GBP	3,871,000	JPMorgan Chase Bank NA	6/2026	(80,892)
USD	1,105,214	HUF	374,805,000	Bank of America NA	6/2026	(99,464)
USD	1,061,741	HUF	355,118,000	HSBC Bank USA NA	6/2026	(79,660)
USD	1,101,455	HUF	372,736,000	HSBC Bank USA NA	6/2026	(96,572)
USD	1,033,264	IDR	17,524,155,000	Bank of America NA	6/2026	23,084
USD	1,366,835	IDR	23,221,155,000	Bank of America NA	6/2026	28,251
USD	1,167,426	IDR	19,898,782,000	Bank of America NA	6/2026	20,361
USD	1,162,307	IDR	19,787,106,000	JPMorgan Chase Bank NA	6/2026	21,679
USD	1,136,579	ILS	3,514,000	Bank of America NA	6/2026	(55,812)
USD	1,037,806	ILS	3,239,000	Bank of America NA	6/2026	(61,271)
USD	1,117,015	ILS	3,480,000	JPMorgan Chase Bank NA	6/2026	(63,840)
USD	1,403,114	INR	133,793,000	BNP Paribas SA	6/2026	(920)
USD	1,456,384	INR	135,633,000	Bank of America NA	6/2026	33,040
USD	1,217,300	INR	114,694,000	Bank of America NA	6/2026	13,692
USD	655,713	JPY	103,242,000	Brown Brothers Harriman & Co.	6/2026	(6,278)
USD	1,224,280	JPY	193,217,000	HSBC Bank USA NA	6/2026	(14,632)
USD	1,071,572	JPY	170,163,000	HSBC Bank USA NA	6/2026	(19,517)
USD	1,015,766	JPY	160,993,000	JPMorgan Chase Bank NA	6/2026	(16,525)
USD	1,076,217	JPY	169,617,000	JPMorgan Chase Bank NA	6/2026	(11,371)
USD	1,055,503	KRW	1,579,983,000	Bank of America NA	6/2026	(17,959)
USD	1,107,979	KRW	1,649,670,000	Bank of America NA	6/2026	(12,830)
USD	2,461,580	KRW	3,621,403,000	Bank of America NA	6/2026	1,148
USD	1,061,625	KRW	1,593,807,000	JPMorgan Chase Bank NA	6/2026	(21,230)
USD	1,090,156	MXN	19,522,000	Bank of America NA	6/2026	(23,155)
USD	1,215,201	MXN	21,636,000	Bank of America NA	6/2026	(18,668)
USD	1,057,602	NOK	10,198,000	Bank of America NA	6/2026	(42,563)
USD	6,155,581	NOK	59,334,000	Bank of America NA	6/2026	(245,396)
USD	3,240,899	NOK	31,578,000	Bank of America NA	6/2026	(165,750)
USD	3,208,350	NOK	30,645,000	Bank of America NA	6/2026	(97,646)
USD	1,138,832	NOK	10,943,000	Bank of America NA	6/2026	(41,703)
USD	4,802,148	NOK	46,686,000	HSBC Bank USA NA	6/2026	(234,357)
USD	5,066,949	NOK	48,559,000	JPMorgan Chase Bank NA	6/2026	(171,616)
USD	5,116,881	NOK	47,786,000	State Street Bank & Trust Co	6/2026	(38,293)
USD	3,315,071	NZD	5,665,000	Bank of America NA	6/2026	(36,611)
USD	2,596,905	NZD	4,527,000	Bank of America NA	6/2026	(81,483)
USD	1,596,565	NZD	2,760,000	Bank of America NA	6/2026	(36,382)
USD	1,726,500	NZD	2,937,000	Bank of America NA	6/2026	(11,168)
USD	2,222,973	NZD	3,763,000	Bank of America NA	6/2026	(3,396)
USD	9,369,142	NZD	16,004,000	JPMorgan Chase Bank NA	6/2026	(99,582)
USD	1,151,698	PEN	4,001,000	Bank of America NA	6/2026	14,397
USD	1,051,520	PEN	3,633,000	Bank of America NA	6/2026	18,824
USD	1,496,212	PEN	5,135,000	Bank of America NA	6/2026	36,566
USD	1,293,295	PEN	4,533,000	Bank of America NA	6/2026	4,771
USD	1,177,653	PEN	4,100,000	Bank of America NA	6/2026	12,211
USD	1,115,029	PHP	67,515,000	Bank of America NA	6/2026	15,819
USD	1,277,571	PHP	76,782,000	Bank of America NA	6/2026	27,485
USD	1,100,518	PHP	65,811,000	Bank of America NA	6/2026	29,051
USD	1,058,564	PHP	64,186,000	Bank of America NA	6/2026	13,553
USD	1,205,965	PHP	73,553,000	JPMorgan Chase Bank NA	6/2026	8,450
USD	1,043,666	PLN	3,886,000	HSBC Bank USA NA	6/2026	(28,303)
USD	1,124,527	PLN	4,172,000	JPMorgan Chase Bank NA	6/2026	(26,336)
USD	1,106,440	PLN	4,097,000	State Street Bank & Trust Co	6/2026	(23,735)
USD	1,208,964	RON	5,343,000	Citibank NA	6/2026	5,792
USD	1,130,527	RON	5,033,000	JPMorgan Chase Bank NA	6/2026	(2,837)
USD	1,008,236	RON	4,503,000	JPMorgan Chase Bank NA	6/2026	(5,779)
USD	1,149,654	RON	5,116,000	JPMorgan Chase Bank NA	6/2026	(2,401)
USD	4,687,033	SEK	43,618,000	Bank of America NA	6/2026	(48,499)
USD	5,227,628	SEK	49,339,000	Bank of America NA	6/2026	(129,023)
USD	1,088,263	SEK	9,929,000	Bank of America NA	6/2026	10,289
USD	2,418,516	SEK	22,428,000	Bank of America NA	6/2026	(16,453)
USD	2,494,572	SEK	23,032,000	Bank of America NA	6/2026	(5,973)
USD	3,103,759	SEK	28,940,000	Bank of America NA	6/2026	(38,207)
USD	2,853,299	SEK	26,478,000	Bank of America NA	6/2026	(21,373)
USD	1,981,973	SGD	2,518,000	Bank of America NA	6/2026	(2,693)
USD	1,098,032	SGD	1,407,000	Bank of America NA	6/2026	(10,953)
USD	1,205,270	SGD	1,533,000	Bank of America NA	6/2026	(3,027)
USD	2,149,911	SGD	2,753,000	Bank of America NA	6/2026	(19,980)
USD	2,089,760	SGD	2,651,000	Bank of America NA	6/2026	264
USD	1,245,410	SGD	1,585,000	Brown Brothers Harriman & Co.	6/2026	(3,873)
USD	1,275,214	SGD	1,632,000	Brown Brothers Harriman & Co.	6/2026	(11,114)
USD	1,065,280	SGD	1,350,000	Brown Brothers Harriman & Co.	6/2026	1,222
USD	12,159,805	SGD	15,376,000	Citibank NA	6/2026	40,573
USD	1,076,789	THB	34,933,000	JPMorgan Chase Bank NA	6/2026	(472)
USD	1,193,907	THB	39,191,000	JPMorgan Chase Bank NA	6/2026	(14,662)
USD	1,428,904	THB	45,992,000	JPMorgan Chase Bank NA	6/2026	10,607
USD	1,092,245	THB	35,913,000	JPMorgan Chase Bank NA	6/2026	(15,238)
USD	1,196,700	TWD	38,438,000	Bank of America NA	6/2026	(23,749)
USD	1,426,258	TWD	45,790,000	Bank of America NA	6/2026	(27,625)
USD	2,520,019	TWD	79,557,000	Bank of America NA	6/2026	(6,003)
USD	1,162,260	TWD	37,233,000	Bank of America NA	6/2026	(19,929)
USD	1,405,890	TWD	44,876,000	Bank of America NA	6/2026	(18,973)
USD	1,224,166	TWD	39,259,000	Bank of America NA	6/2026	(22,351)
USD	14,788,352	TWD	473,316,000	State Street Bank & Trust Co	6/2026	(239,951)
USD	1,268,039	ZAR	21,386,000	Brown Brothers Harriman & Co.	6/2026	(11,434)
USD	1,089,868	ZAR	18,541,000	HSBC Bank USA NA	6/2026	(19,396)
USD	1,115,159	ZAR	18,814,000	Royal Bank of Canada	6/2026	(10,438)
ZAR	110,606,000	USD	6,705,114	Bank of America NA	6/2026	(87,822)
ZAR	16,784,000	USD	1,022,723	Bank of America NA	6/2026	(18,577)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,524,839)
Unrealized Appreciation						4,954,913
Unrealized Depreciation						(6,479,752)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EM CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		28,298,000	(417,398)	0	(417,398)
5Y CDX NA IG Series 46 Index		6/2031	ICE	(1%)	Quarterly		120,560,000	(558,485)	0	(558,485)
iTraxx Europe Series 45 Index		6/2031	ICE	(1%)	Quarterly	EUR	85,871,000	(517,836)	0	(517,836)

TOTAL BUY PROTECTION								(1,493,719)	0	(1,493,719)
Sell Protection
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	26,672,000	753,625	0	753,625
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		52,172,000	1,943,976	0	1,943,976

TOTAL SELL PROTECTION								2,697,601	0	2,697,601
TOTAL CREDIT DEFAULT SWAPS								1,203,882	0	1,203,882

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	At Maturity	U.S. SOFR Index plus 71 basis points	At Maturity	Goldman Sachs International	6/2026	9,000	6,152,940	(233,198)	0	(233,198)
iShares Core S&P 500 ETF	Pay	At Maturity	U.S. SOFR Index plus 40 basis points	At Maturity	Goldman Sachs International	6/2026	3,000	2,050,110	(102,944)	0	(102,944)
NVIDIA Corp	Pay	At Maturity	U.S. SOFR Index plus 45 basis points	At Maturity	Goldman Sachs International	7/2026	13,500	2,924,235	230,704	0	230,704
TOTAL RETURN SWAPS									(105,438)	0	(105,438)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,342,432.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,958,429.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,847,389.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,528,727	66,884,137	45,831,757	845,643	(2,477)	2,477	101,581,107	101,560,795	0.2%
Total	80,528,727	66,884,137	45,831,757	845,643	(2,477)	2,477	101,581,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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